Summary - Invesco Endeavor Fund | Invesco Endeavor Fund
Fund Summary - Invesco Endeavor Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Summary - Invesco Endeavor Fund Invesco Endeavor Fund	Class A, Invesco Endeavor Fund	Class B, Invesco Endeavor Fund	Class C, Invesco Endeavor Fund	Class R, Invesco Endeavor Fund	Class Y, Invesco Endeavor Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Invesco Endeavor Fund Invesco Endeavor Fund	Class A, Invesco Endeavor Fund	Class B, Invesco Endeavor Fund	Class C, Invesco Endeavor Fund	Class R, Invesco Endeavor Fund	Class Y, Invesco Endeavor Fund
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.37%	2.12%	2.12%	1.62%	1.12%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Summary - Invesco Endeavor Fund Invesco Endeavor Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Endeavor Fund	Class A	682	960	1,259	2,106
Class B, Invesco Endeavor Fund	Class B	715	964	1,339	2,261
Class C, Invesco Endeavor Fund	Class C	315	664	1,139	2,452
Class R, Invesco Endeavor Fund	Class R	165	511	881	1,922
Class Y, Invesco Endeavor Fund	Class Y	114	356	617	1,363

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Summary - Invesco Endeavor Fund Invesco Endeavor Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Endeavor Fund	Class A	682	960	1,259	2,106
Class B, Invesco Endeavor Fund	Class B	215	664	1,139	2,261
Class C, Invesco Endeavor Fund	Class C	215	664	1,139	2,452
Class R, Invesco Endeavor Fund	Class R	165	511	881	1,922
Class Y, Invesco Endeavor Fund	Class Y	114	356	617	1,363

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities and longer-term U.S. Government securities. The Fund may invest up to 25% of its total assets in foreign securities.

The Fund can invest in derivative instruments including forward foreign currency contracts. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

The Fund may at times invest a significant amount of its assets in cash and cash equivalents if the portfolio managers are not able to find equity securities that meet their investment criteria. As a result, the Fund may not achieve its investment objective.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended June 30, 2009): 34.62% Worst Quarter (ended December 31, 2008): -29.33%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Summary - Invesco Endeavor Fund Invesco Endeavor Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Endeavor Fund	Class A shares: Inception (11/4/2003)		Return Before Taxes		(7.53%)	1.34%	7.32%	Nov. 04, 2003
Return Before Taxes Class B, Invesco Endeavor Fund	Class B shares: Inception (11/4/2003)				(7.66%)	1.36%	7.29%	Nov. 04, 2003
Return Before Taxes Class C, Invesco Endeavor Fund	Class C shares: Inception (11/4/2003)				(3.79%)	1.74%	7.30%	Nov. 04, 2003
Return Before Taxes Class R, Invesco Endeavor Fund	Class R shares: Inception (4/30/2004)	[1]			(2.30%)	2.27%	7.82%	Apr. 30, 2004
Return Before Taxes Class Y, Invesco Endeavor Fund	Class Y shares: Inception (10/3/2008)	[2]			(1.84%)	2.67%	8.18%	Oct. 03, 2008
Return After Taxes on Distributions Class A, Invesco Endeavor Fund	Class A shares: Inception (11/4/2003)		Return After Taxes on Distributions		(7.59%)	1.03%	7.02%	Nov. 04, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Endeavor Fund	Class A shares: Inception (11/4/2003)		Return After Taxes on Distributions and Sale of Fund Shares		(4.81%)	1.09%	6.39%	Nov. 04, 2003
S&P 500 Index			S&P 500® Index (from 10/31/2003)	(reflects no deductions for fees, expenses or taxes)	2.09%	(0.25%)	4.32%	Oct. 31, 2003
Russell Midcap Index			Russell Midcap® Index (from 10/31/2003)	(reflects no deductions for fees, expenses or taxes)	(1.55%)	1.41%	7.27%	Oct. 31, 2003
Lipper Mid-Cap Core Funds Index			Lipper Mid-Cap Core Funds Index (from 10/31/2003)		(5.65%)	1.28%	6.00%	Oct. 31, 2003
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.